DEPOSIT FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
DEPOSIT FOR NON-CURRENT ASSETS
9.	DEPOSIT FOR NON-CURRENT ASSETS

Deposit for non-current assets consisted of the following:

	As of December 31,
	2015	2016
	US$	US$

Buildings	135,299	239,827
Others	2,416	885

Total	137,715	240,712

Deposits for buildings represent interest-free non-refundable deposits for the purchases of certain office buildings: (i) an office building in Beijing in the PRC for US$224,507; (ii) two floors of an office building in Chongqing, Sichuan province in the PRC for US$13,084; and (iii) two floors of an office building in Changzhou, Jiangsu province in the PRC for US$2,236.

As of December 31, 2016. US$224,506 of deposit for non-current assets have been pledged US$87,920 bank borrowings from financial institutions in China